UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2014

Date of reporting period: January 31, 2014

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD LARGECAP VALUE FUND
JANUARY 31, 2014 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.4%
	Shares	Value

CONSUMER DISCRETIONARY — 11.8%
Advance Auto Parts	31,955	$3,668,753
Comcast, Cl A	77,900	4,241,655
Garmin	40,200	1,811,010
Target	83,900	4,752,096
Time Warner	45,500	2,858,765
Viacom, Cl B	39,000	3,201,900

		20,534,179

CONSUMER STAPLES — 7.1%
Colgate-Palmolive	56,700	3,471,741
General Mills	49,800	2,391,396
McCormick	50,300	3,228,254
PepsiCo	41,100	3,302,796

		12,394,187

ENERGY — 8.5%
Chevron	28,800	3,214,944
EOG Resources	21,400	3,536,136
EQT	14,800	1,373,588
Exxon Mobil	37,600	3,465,216
Occidental Petroleum	35,900	3,143,763

		14,733,647

FINANCIAL SERVICES — 20.5%
American International Group	73,200	3,510,672
Bank of America	319,100	5,344,925
Capital One Financial	41,800	2,951,498
CIT Group	68,600	3,193,330
Equifax	54,400	3,811,264
Hartford Financial Services Group	86,100	2,862,825
JPMorgan Chase	98,500	5,452,960
MetLife	66,400	3,256,920
Wells Fargo	116,300	5,273,042

		35,657,436

HEALTH CARE — 13.3%
Abbott Laboratories	93,500	3,427,710
Becton Dickinson	32,200	3,481,464
Covidien	56,000	3,821,440
Express Scripts Holding*	51,500	3,846,535
GlaxoSmithKline ADR	68,100	3,509,874
Johnson & Johnson	56,100	4,963,167

		23,050,190

MATERIALS & PROCESSING — 4.1%
Rock-Tenn, Cl A	34,300	3,480,764
Sigma-Aldrich	39,700	3,690,909

		7,171,673

COMMON STOCK — continued
	Shares	Value

PRODUCER DURABLES — 16.2%
Boeing	9,600	$1,202,496
FedEx	19,500	2,599,740
General Dynamics	29,700	3,008,907
General Electric	131,700	3,309,621
Honeywell International	41,700	3,804,291
MSC Industrial Direct, Cl A	40,400	3,394,408
Union Pacific	21,350	3,720,024
United Technologies	32,700	3,728,454
WESCO International*	40,600	3,368,176

		28,136,117

TECHNOLOGY — 11.3%
Accenture, Cl A	44,800	3,578,624
Amdocs	90,900	3,932,334
Apple	6,800	3,404,080
Cisco Systems	122,500	2,683,975
IAC	32,800	2,297,312
QUALCOMM	50,800	3,770,376

		19,666,701

UTILITIES — 3.6%
AT&T	74,000	2,465,680
Nextera Energy	40,800	3,750,744

		6,216,424

Total Common Stock (Cost $130,360,831)		167,560,554

SHORT-TERM INVESTMENT — 3.6%
SEI Daily Income Trust, Government Money Market Fund, Cl A, 0.020% (A) (Cost $6,273,981)	6,273,981	6,273,981

Total Investments — 100.0% (Cost $136,634,812) †		$173,834,535

Percentages are based upon Net Assets of $173,817,859.

*	Non-income producing security.

(A)	The rate reported is the 7-day effective yield as of January 31, 2014.

ADR – American Depositary Receipt

Cl – Class

†	At January 31, 2014, the tax basis cost of the Fund’s investments was $136,634,812, and the unrealized appreciation and depreciation were $39,222,116 and $(2,022,393) , respectively.

As of January 31, 2014, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principals (U.S. GAAP).

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD LARGECAP VALUE FUND
JANUARY 31, 2014 (Unaudited)

For the period ended January 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended January 31, 2014, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-007-1500

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SMIDCAP FUND
JANUARY 31, 2014 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 99.5%
	Shares	Value

CONSUMER DISCRETIONARY — 18.7%
Advance Auto Parts	92,237	$10,589,730
AMC Networks, Cl A*	174,100	11,219,004
Family Dollar Stores	86,512	5,348,172
Garmin	213,080	9,599,254
Knoll	159,633	2,649,908
Lear	132,776	9,603,688
Life Time Fitness*	247,681	10,194,550
PetSmart	73,200	4,611,600
SeaWorld Entertainment	195,628	6,342,260
Signet Jewelers	72,857	5,795,774
Thor Industries	102,757	5,278,627
Tupperware Brands	117,904	9,238,957
Woodward	182,383	7,815,112

		98,286,636

CONSUMER STAPLES — 1.6%
Dr. Pepper Snapple Group	115,555	5,532,773
Energizer Holdings	32,186	3,041,577

		8,574,350

ENERGY — 6.5%
Bonanza Creek Energy*	121,115	4,930,592
CONSOL Energy	140,065	5,231,428
Oasis Petroleum*	247,810	10,360,936
PDC Energy*	112,202	5,594,392
Rex Energy*	420,540	7,922,973

		34,040,321

FINANCIAL SERVICES — 18.4%
BankUnited	395,390	12,296,629
Broadridge Financial Solutions	292,469	10,613,700
Comerica	122,100	5,592,180
East West Bancorp	161,696	5,410,348
Equifax	164,700	11,538,882
First Financial Bancorp	498,610	8,266,954
HCC Insurance Holdings	120,300	5,162,073
Jack Henry & Associates	96,163	5,363,972
PrivateBancorp, Cl A	397,325	11,359,522
SVB Financial Group*	94,836	10,643,444
Wintrust Financial	239,658	10,504,210

		96,751,914

HEALTH CARE — 7.0%
CareFusion*	317,940	12,962,414
Hospira*	59,700	2,627,397
MEDNAX*	203,582	11,327,302
PerkinElmer	103,142	4,496,991
Teleflex	55,878	5,232,416

		36,646,520

COMMON STOCK — continued
	Shares	Value

MATERIALS & PROCESSING — 10.6%
Apogee Enterprises	176,482	$5,965,091
Boise Cascade*	294,295	8,973,055
Rock-Tenn, Cl A	109,100	11,071,468
Rockwood Holdings	195,200	13,377,056
Timken	194,891	10,978,210
Trex*	73,660	5,180,508

		55,545,388

PRODUCER DURABLES — 21.1%
BE Aerospace*	127,526	10,134,491
Clean Harbors*	88,382	4,956,463
Colfax*	182,716	11,008,639
FLIR Systems	366,171	11,614,944
Foster Wheeler*	345,214	10,349,516
Hubbell, Cl B	68,982	8,052,269
KBR	257,700	8,066,010
Manpower	100,300	7,813,370
Primoris Services	199,791	6,347,360
Robert Half International	139,837	5,842,390
TAL International Group	72,104	3,102,635
Trinity Industries	123,000	7,162,290
TrueBlue*	239,572	5,876,701
Watts Water Technologies, Cl A	184,818	10,353,504

		110,680,582

REAL ESTATE INVESTMENT TRUST — 5.4%
Alexandria Real Estate Equities	116,278	8,154,576
DiamondRock Hospitality	524,610	6,074,984
Inland Real Estate	521,812	5,499,899
Potlatch	206,800	8,272,000

		28,001,459

TECHNOLOGY — 8.6%
Amdocs	264,600	11,446,596
AVG Technologies*	602,329	9,992,638
IAC	183,000	12,817,320
j2 Global	242,449	10,995,062

		45,251,616

UTILITIES — 1.6%
Questar	366,600	8,549,112

Total Common Stock (Cost $410,524,932)		522,327,898

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SMIDCAP FUND
JANUARY 31, 2014 (Unaudited)

SHORT-TERM INVESTMENT — 0.8%
	Shares	Value

SEI Daily Income Trust, Government Money Market Fund, Cl A, 0.020% (A) (Cost $4,311,279)	4,311,279	$4,311,279

Total Investments — 100.3% (Cost $414,836,211) †		$526,639,177

Percentages are based upon Net Assets of $524,882,196.

*	Non-income producing security.

(A)	The rate reported is the 7-day effective yield as of January 31, 2014.

Cl – Class

†	At January 31, 2014, the tax basis cost of the Fund’s investments was $414,836,211, and the unrealized appreciation and depreciation were $120,151,762 and $(8,348,796) , respectively.

As of January 31, 2014, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principals (U.S. GAAP).

For the period ended January 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended January 31, 2014, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-006-1500

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SMIDCAP PLUS FUND
JANUARY 31, 2014 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 94.4%
	Shares	Value

CONSUMER DISCRETIONARY — 20.4%
Advance Auto Parts	12,100	$1,389,201
AMC Networks, Cl A*	25,300	1,630,332
BorgWarner	31,400	1,686,180
Family Dollar Stores	13,500	834,570
Garmin	46,700	2,103,835
Lear	21,800	1,576,794
Life Time Fitness*	42,200	1,736,952
Mohawk Industries*	11,700	1,663,506
PetSmart	13,300	837,900
SeaWorld Entertainment	24,800	804,016
Thor Industries	16,200	832,194
Tupperware Brands	15,500	1,214,580
Woodward	29,500	1,264,075

		17,574,135

CONSUMER STAPLES — 4.3%
Dr. Pepper Snapple Group	36,300	1,738,044
Energizer Holdings	2,700	255,150
JM Smucker	17,800	1,715,742

		3,708,936

ENERGY — 6.2%
CONSOL Energy	22,900	855,315
EQT	19,700	1,828,357
Oasis Petroleum*	40,200	1,680,762
Ultra Petroleum*	41,200	986,740

		5,351,174

FINANCIAL SERVICES — 15.8%
BankUnited	63,400	1,971,740
Broadridge Financial Solutions	45,600	1,654,824
Comerica	18,400	842,720
East West Bancorp	25,200	843,192
Equifax	25,400	1,779,524
Hartford Financial Services Group	49,400	1,642,550
HCC Insurance Holdings	16,200	695,142
Jack Henry & Associates	15,000	836,700
PrivateBancorp, Cl A	29,299	837,658
SVB Financial Group*	15,500	1,739,565
Wintrust Financial	18,800	824,004

		13,667,619

HEALTH CARE — 7.5%
CareFusion*	44,900	1,830,573
Hospira*	9,700	426,897
Laboratory Corp of America Holdings*	9,600	862,368
MEDNAX*	32,000	1,780,480
PerkinElmer	16,800	732,480
Teleflex	9,100	852,124

		6,484,922

COMMON STOCK — continued
	Shares	Value

MATERIALS & PROCESSING — 7.6%
Rock-Tenn, Cl A	17,500	$1,775,900
Rockwood Holdings	31,700	2,172,401
Sigma-Aldrich	9,500	883,215
Timken	31,200	1,757,496

		6,589,012

PRODUCER DURABLES — 16.0%
BE Aerospace*	22,500	1,788,075
Clean Harbors*	7,600	426,208
Colfax*	26,900	1,620,725
FLIR Systems	52,400	1,662,128
Foster Wheeler*	37,800	1,133,244
Hubbell, Cl B	11,200	1,307,376
KBR	40,100	1,255,130
Manpower	16,200	1,261,980
Robert Half International	41,300	1,725,514
Textron	23,700	841,350
Trinity Industries	13,100	762,813

		13,784,543

REAL ESTATE INVESTMENT TRUST — 3.2%
Alexandria Real Estate Equities	19,500	1,367,535
Potlatch	17,100	684,000
PS Business Parks	9,100	714,987

		2,766,522

TECHNOLOGY — 11.3%
Altera	54,000	1,805,220
Amdocs	41,800	1,808,268
Amphenol, Cl A	9,900	860,112
Avago Technologies, Cl A	23,600	1,289,504
CA	21,600	692,928
IAC	25,500	1,786,020
j2 Global	32,700	1,482,945

		9,724,997

UTILITIES — 2.1%
Questar	57,600	1,343,232
Wisconsin Energy	10,800	460,836

		1,804,068

Total Common Stock (Cost $75,197,901)		81,455,928

SHORT-TERM INVESTMENT — 5.9%
SEI Daily Income Trust, Government Money Market Fund, Cl A, 0.020% (A) (Cost $5,135,507)	5,135,507	5,135,507

Total Investments — 100.3% (Cost $80,333,408) †		$86,591,435

Percentages are based upon Net Assets of $86,315,083.

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SMIDCAP PLUS FUND
JANUARY 31, 2014 (Unaudited)

*	Non-income producing security.

(A)	The rate reported is the 7-day effective yield as of January 31, 2014.

Cl – Class

†	At January 31, 2014, the tax basis cost of the Fund’s investments was $80,333,408, and the unrealized appreciation and depreciation were $8,226,023 and $(1,967,996), respectively.

As of January 31, 2014, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principals (U.S. GAAP).

For the period ended January 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended January 31, 2014, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-011-0600

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SMALLCAP VALUE FUND
JANUARY 31, 2014 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 95.7%
	Shares	Value

CONSUMER DISCRETIONARY — 8.6%
Arctic Cat	11,593	$490,848
Childrens Place Retail Stores*	11,100	584,637
Knoll	33,400	554,440
Lithia Motors, Cl A	23,500	1,322,815
Thor Industries	25,100	1,289,387
Wolverine World Wide	46,000	1,283,400

		5,525,527

CONSUMER STAPLES — 1.0%
J&J Snack Foods	7,433	654,847

ENERGY — 10.5%
Bonanza Creek Energy*	33,142	1,349,211
Carrizo Oil & Gas*	17,564	721,881
EQT Midstream Partners LP (A)	10,900	677,980
Matrix Service*	26,116	686,328
Rex Energy*	34,600	651,864
RSP Permian*	31,900	652,355
Synergy Resources*	152,185	1,314,878
World Point Terminals LP (A)	37,400	730,422

		6,784,919

FINANCIAL SERVICES — 19.0%
AMERISAFE	16,463	681,074
Bancfirst	11,400	615,942
BBCN Bancorp	78,507	1,181,531
Chemical Financial	41,250	1,191,300
Columbia Banking System	46,900	1,224,559
Employers Holdings	26,021	639,336
First Financial Bancorp	49,700	824,026
Heartland Payment Systems	30,259	1,304,465
National Bank Holdings, Cl A	9,100	177,268
Pacific Continental	46,513	655,833
PrivateBancorp, Cl A	44,750	1,279,403
Safety Insurance Group	11,396	616,296
State Bank Financial	36,208	620,243
Wintrust Financial	27,445	1,202,914

		12,214,190

HEALTH CARE — 2.1%
Omnicell*	52,500	1,355,550

MATERIALS & PROCESSING — 11.1%
Apogee Enterprises	28,400	959,920
Beacon Roofing Supply*	32,345	1,222,318
Boise Cascade*	41,900	1,277,531
Gibraltar Industries*	25,600	457,216
KapStone Paper and Packaging*	47,862	1,338,700

COMMON STOCK — continued
	Shares	Value

MATERIALS & PROCESSING — continued
Trex*	18,000	$1,265,940
US Silica Holdings	22,100	654,602

		7,176,227

PRODUCER DURABLES — 17.8%
Gorman-Rupp	39,510	1,257,603
Heartland Express	68,600	1,444,716
Hurco	18,940	490,925
Hyster-Yale Materials Handling	7,900	677,504
Kelly Services, Cl A	54,372	1,303,841
Littelfuse	15,013	1,343,663
Moog, Cl A*	20,200	1,213,212
Primoris Services	22,300	708,471
Roadrunner Transportation Systems*	47,112	1,236,690
TAL International Group	26,900	1,157,507
Watts Water Technologies, Cl A	11,300	633,026

		11,467,158

REAL ESTATE INVESTMENT TRUST — 11.4%
CoreSite Realty	21,489	659,282
CubeSmart	46,818	771,561
CyrusOne	58,300	1,259,863
Inland Real Estate	60,642	639,167
Potlatch	31,500	1,260,000
PS Business Parks	17,533	1,377,568
Summit Hotel Properties	155,253	1,383,304

		7,350,745

TECHNOLOGY — 7.8%
AVG Technologies*	62,600	1,038,534
CACI International, Cl A*	8,600	636,572
Coherent*	13,610	909,692
DTS*	58,300	1,208,559
j2 Global	27,500	1,247,125

		5,040,482

UTILITIES — 6.4%
ALLETE	25,900	1,294,482
New Jersey Resources	30,300	1,381,680
NorthWestern	31,300	1,415,073

		4,091,235

Total Common Stock (Cost $48,518,283)		61,660,880

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SMALLCAP VALUE FUND
JANUARY 31, 2014 (Unaudited)

SHORT-TERM INVESTMENT — 3.3%
	Shares	Value

SEI Daily Income Trust, Government Money Market Fund, Cl A, 0.020% (B) (Cost $2,135,659)	2,135,659	$2,135,659

Total Investments — 99.0% (Cost $50,653,942) †		$63,796,539

Percentages are based upon Net Assets of $64,441,306.

*	Non-income producing security.

(A)	Securities considered Master Limited Partnerships. At January 31, 2014, these securities amounted to $1,408,402 or 2.19% of Net Assets.

(B)	The rate reported is the 7-day effective yield as of January 31, 2014.

Cl – Class

LP – Limited Partnership

†	At January 31, 2014 the tax basis cost of the Fund’s investments was $50,653,942, and the unrealized appreciation and depreciation were $13,905,081 and $(762,484), respectively.

As of January 31, 2014, all of the Fund’s investments were considered level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principals (U.S. GAAP).

For the period ended January 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between Levels are considered to have occurred as of the end of the period. For the period ended January 31, 2014, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most financial statements.

WHG-QH-009-1500

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD INCOME OPPORTUNITY FUND
JANUARY 31, 2014 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 55.4%
	Shares	Value

CONSUMER DISCRETIONARY — 3.3%
Comcast, Cl A	401,800	$21,878,010
Time Warner	278,100	17,473,023
Wal-Mart Stores	239,300	17,870,924

		57,221,957

CONSUMER STAPLES — 4.2%
General Mills	764,698	36,720,798
PepsiCo	444,800	35,744,128

		72,464,926

ENERGY — 15.9%
Access Midstream Partners LP (A)	364,655	20,438,913
Chevron	166,600	18,597,558
Crestwood Midstream Partners LP (A)	725,700	16,763,670
Energy Transfer Equity LP (A)	528,910	22,066,125
Enterprise Products Partners LP (A)	286,841	19,040,506
Exxon Mobil	204,100	18,809,856
Kinder Morgan	799,700	27,197,797
Magellan Midstream Partners LP (A)	311,434	20,697,904
Occidental Petroleum	218,963	19,174,590
Plains All American Pipeline LP (A)	400,454	20,218,922
Plains GP Holdings, Cl A (A)	691,800	17,585,556
Spectra Energy	942,800	33,893,660
Western Gas Partners LP (A)	259,800	15,447,708

		269,932,765

FINANCIAL SERVICES — 5.9%
Hartford Financial Services Group	561,140	18,657,905
MetLife	307,961	15,105,487
Travelers	367,200	29,846,016
US Bancorp	910,200	36,162,246

		99,771,654

HEALTH CARE — 7.1%
Abbott Laboratories	526,500	19,301,490
Covidien	304,496	20,778,807
Johnson & Johnson	449,000	39,723,030
Novartis ADR	515,907	40,792,766

		120,596,093

MATERIALS & PROCESSING — 1.1%
EI Du Pont de Nemours	300,000	18,303,000

PRODUCER DURABLES — 5.7%
Automatic Data Processing	235,800	18,062,280
Boeing	162,035	20,296,504
General Electric	1,481,100	37,220,043

COMMON STOCK — continued
	Shares/Face Amount	Value

PRODUCER DURABLES — continued
Raytheon	220,343	$20,948,009

		96,526,836

REAL ESTATE INVESTMENT TRUST — 3.4%
Alexandria Real Estate Equities	519,024	36,399,153
PS Business Parks	268,964	21,132,502

		57,531,655

TECHNOLOGY — 4.6%
Accenture, Cl A	261,000	20,848,680
Microsoft	555,800	21,037,030
QUALCOMM	499,500	37,072,890

		78,958,600

UTILITIES — 4.2%
AT&T	939,600	31,307,472
Nextera Energy	211,500	19,443,195
Southern	504,800	20,817,952

		71,568,619

Total Common Stock (Cost $776,396,539)		942,876,105

CORPORATE OBLIGATIONS — 9.5%
ENERGY — 1.9%
Anadarko Petroleum 5.950%, 09/15/16	$2,750,000	3,067,441
Marathon Oil 5.900%, 03/15/18	1,000,000	1,150,741
Occidental Petroleum 2.700%, 02/15/23	11,500,000	10,822,259
Total Capital 3.000%, 06/24/15	3,825,000	3,963,423
Total Capital International 2.700%, 01/25/23	13,750,000	13,025,567

		32,029,431

FINANCIAL SERVICES — 4.9%
Bank of America MTN 5.650%, 05/01/18	9,000,000	10,254,996
Barclays Bank, Ser 1 5.000%, 09/22/16	4,350,000	4,785,096
Citigroup 6.375%, 08/12/14	2,250,000	2,318,267
5.900%, 12/29/49 (B)	25,000,000	23,875,000
General Electric Capital 7.125%, 12/31/49 (B)	17,500,000	19,665,625
JPMorgan Chase 6.300%, 04/23/19	3,500,000	4,139,646
Teva Pharmaceutical Finance IV BV 3.650%, 11/10/21	6,500,000	6,462,456

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD INCOME OPPORTUNITY FUND
JANUARY 31, 2014 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount/ Shares	Value

FINANCIAL SERVICES — continued
Toyota Motor Credit MTN 1.750%, 05/22/17	$12,000,000	$12,220,380

		83,721,466

PRODUCER DURABLES — 0.3%
Boeing 6.000%, 03/15/19	2,000,000	2,393,608
CSX 6.250%, 04/01/15	2,000,000	2,129,680

		4,523,288

REAL ESTATE INVESTMENT TRUST — 0.2%
Vornado Realty 4.250%, 04/01/15	2,750,000	2,825,837

TECHNOLOGY — 2.0%
Apple 0.488%, 05/03/18 (B)	13,725,000	13,701,969
Arrow Electronics 6.000%, 04/01/20	2,500,000	2,793,878
Hewlett-Packard 1.550%, 05/30/14	3,000,000	3,009,267
Intel 3.300%, 10/01/21	7,000,000	7,120,526
Oracle 3.625%, 07/15/23	7,500,000	7,601,430

		34,227,070

UTILITIES — 0.2%
Sempra Energy 2.000%, 03/15/14	3,500,000	3,506,293

Total Corporate Obligations (Cost $158,180,521)		160,833,385

PREFERRED STOCK — 8.2%
FINANCIAL SERVICES — 7.3%
Bank of America, Ser D, 6.204%	1,102,112	27,111,955
BB&T, Ser D, 5.850%	855,489	19,368,271
JPMorgan Chase, 5.500%	1,806,227	38,310,075
MetLife, 5.000%	110,200	3,212,330
PNC Financial Services Group, Ser Q, 5.375%	793,996	16,570,696
Wells Fargo, 5.850% (B)	792,700	19,143,705

		123,717,032

REAL ESTATE INVESTMENT TRUST — 0.9%
Public Storage, 5.750%	139,950	3,056,508

PREFERRED STOCK — continued
	Shares/Face Amount	Value

REAL ESTATE INVESTMENT TRUST — continued
Public Storage, 5.900%	556,678	$12,547,522

		15,604,030

Total Preferred Stock (Cost $148,832,554)		139,321,062

U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.1%
FHLMC 3.750%, 03/27/19	$8,000,000	8,790,984
2.375%, 01/13/22	19,000,000	18,555,210
1.750%, 05/30/19	21,500,000	21,380,653

		48,726,847

FNMA 5.375%, 06/12/17	2,750,000	3,148,734
2.750%, 02/05/14	7,000,000	7,001,036
2.625%, 11/20/14	10,000,000	10,200,650
1.125%, 04/27/17	18,000,000	18,124,398

		38,474,818

Total U.S. Government Agency Obligations (Cost $86,789,411)		87,201,665

U.S. TREASURY OBLIGATIONS — 1.5%
U.S. Treasury Bond 3.375%, 11/15/19	12,250,000	13,348,678

U.S. Treasury Inflationary Protection Securities 1.375%, 07/15/18	6,538,961	7,171,403
1.375%, 01/15/20	5,119,550	5,595,110

		12,766,513

Total U.S. Treasury Obligations (Cost $24,905,434)		26,115,191

SHORT-TERM INVESTMENT — 19.8%
SEI Daily Income Trust, Government Money Market Fund, Cl A, 0.020% (C) (Cost $335,858,244)	335,858,244	335,858,244

Total Investments — 99.5% (Cost $1,530,962,703) †		$1,692,205,652

Percentages are based upon Net Assets of $1,700,394,470.

(A)	Securities considered Master Limited Partnerships. At January 31, 2014, these securities amounted to $152,259,304 or 8.95% of Net Assets.

(B)	Floating rate security – Rate disclosed is the rate in effect on January 31, 2014.

(C)	The rate reported is the 7-day effective yield as of January 31, 2014.

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD INCOME OPPORTUNITY FUND
JANUARY 31, 2014 (Unaudited)

ADR – American Depositary Receipt

Cl – Class

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

LP – Limited Partnership

MTN – Medium Term Note

Ser – Series

†	At January 31, 2014, the tax basis cost of the Fund’s investments was $1,530,962,703, and the unrealized appreciation and depreciation were $183,000,084 and $(21,757,135), respectively.

The following is a summary of the inputs used as of January 31, 2014 when valuing the Fund’s investments:

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stock	$942,876,105	$—	$—	$942,876,105
Corporate Obligations	—	160,833,385	—	160,833,385
Preferred Stock	139,321,062	—	—	139,321,062
U.S. Government Agency Obligations	—	87,201,665	—	87,201,665
U.S. Treasury Obligations	—	26,115,191	—	26,115,191
Short-Term Investment	335,858,244	—	—	335,858,244

Total Investments in Securities	$1,418,055,411	$274,150,241	$—	$1,692,205,652

For the period ended January 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended January 31, 2014, there were no Level 3 securities.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-005-1400

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD DIVIDEND GROWTH FUND
JANUARY 31, 2014 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 99.0%
	Shares	Value

CONSUMER DISCRETIONARY — 15.1%
General Motors	59,350	$2,141,348
McDonald’s	21,700	2,043,489
Polaris Industries	11,750	1,471,100
Ross Stores	32,875	2,232,541
TJX	41,425	2,376,138
Viacom, Cl B	18,350	1,506,535

		11,771,151

CONSUMER STAPLES — 12.4%
Colgate-Palmolive	36,875	2,257,856
General Mills	44,400	2,132,088
Hershey	8,750	869,750
McCormick	35,200	2,259,136
PepsiCo	27,125	2,179,765

		9,698,595

ENERGY — 5.3%
Chevron	17,800	1,987,014
Exxon Mobil	22,950	2,115,072

		4,102,086

FINANCIAL SERVICES — 17.2%
American International Group	47,250	2,266,110
Franklin Resources	43,250	2,249,432
JPMorgan Chase	41,775	2,312,664
US Bancorp	64,400	2,558,612
Waddell & Reed Financial, Cl A	12,725	824,835
Wells Fargo	71,500	3,241,810

		13,453,463

HEALTH CARE — 11.4%
Abbott Laboratories	21,400	784,524
AmerisourceBergen, Cl A	12,900	867,138
Covidien	34,000	2,320,160
Express Scripts Holding*	36,200	2,703,778
Johnson & Johnson	25,426	2,249,438

		8,925,038

MATERIALS & PROCESSING — 5.0%
Rock-Tenn, Cl A	8,100	821,988
Sherwin-Williams	6,400	1,172,864
Sigma-Aldrich	20,650	1,919,831

		3,914,683

PRODUCER DURABLES — 18.2%
Flowserve	21,500	1,555,095
Honeywell International	27,650	2,522,510
MSC Industrial Direct, Cl A	18,500	1,554,370
Union Pacific	19,630	3,420,331
United Technologies	21,250	2,422,925
WW Grainger	11,650	2,731,692

		14,206,923

COMMON STOCK — continued
	Shares	Value

TECHNOLOGY — 14.4%
Accenture, Cl A	28,350	$2,264,598
Amdocs	59,211	2,561,468
Apple	6,000	3,003,600
QUALCOMM	32,750	2,430,705
Western Digital	11,100	956,487

		11,216,858

Total Common Stock (Cost $66,955,765)		77,288,797

RIGHTS — 0.0%
Kinder Morgan (Cost $3)	10,692	—

SHORT-TERM INVESTMENT — 0.1%
Federated Prime Money Market Obligations Fund, 0.040% (A) (Cost $127,349)	127,349	127,349

Total Investments — 99.1% (Cost $67,083,117) †		$77,416,146

Percentages are based upon Net Assets of $78,085,744.

*	Non-income producing security.

(A)	The rate reported is the 7-day effective yield as of January 31, 2014.

Cl – Class

†	At January 31, 2014, the tax basis cost of the Fund’s investments was $67,083,117, and the unrealized appreciation and depreciation were $11,082,498 and $(749,469), respectively.

As of January 31, 2014, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principals (U.S. GAAP).

For the period ended January 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended January 31, 2014, there were no Level 3 securities.

Amounts designated as “—” are $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-010-0700

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SHORT DURATION HIGH YIELD FUND
JANUARY 31, 2014 (Unaudited)

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 91.4%
	Face Amount	Value

CONSUMER DISCRETIONARY — 17.0%
99 Cents Only Stores 11.000%, 12/15/19	$290,000	$327,700
Academy 9.250%, 08/01/19 (A)	205,000	223,706
Allbritton Communication 8.000%, 05/15/18	500,000	527,300
AMC Networks 7.750%, 07/15/21	370,000	415,325
Asbury Automotive Group 8.375%, 11/15/20	255,000	287,512
Avis Budget Car Rental 8.250%, 01/15/19	320,000	344,400
2.988%, 12/01/17 (A) (B)	215,000	216,075
Beazer Homes USA 9.125%, 06/15/18	350,000	372,750
8.125%, 06/15/16	385,000	426,387
6.625%, 04/15/18	120,000	128,700
Boyd Gaming 9.125%, 12/01/18	585,000	633,262
Burlington Coat Factory Warehouse 10.000%, 02/15/19	510,000	568,650
Cablevision Systems 8.625%, 09/15/17	315,000	366,975
CCO Holdings 8.125%, 04/30/20	175,000	190,312
7.375%, 06/01/20	275,000	299,063
7.250%, 10/30/17	335,000	354,681
7.000%, 01/15/19	350,000	369,250
Chinos Intermediate Holdings A 7.750%, 05/01/19 (A)	255,000	260,737
Claire’s Stores 9.000%, 03/15/19 (A)	600,000	628,500
Clear Channel Communications 5.500%, 09/15/14	340,000	337,875
DISH DBS 7.750%, 05/31/15	300,000	324,750
7.125%, 02/01/16	575,000	632,500
Elizabeth Arden 7.375%, 03/15/21 (A)	190,000	202,350
7.375%, 03/15/21	105,000	111,825
Entercom Radio 10.500%, 12/01/19	450,000	511,875
Fifth & Pacific 10.500%, 04/15/19	325,000	346,531
Gannett 9.375%, 11/15/17	220,000	231,000
Harrahs 11.250%, 06/01/17	380,000	386,650
Hertz 7.500%, 10/15/18	335,000	358,031
J Crew Group 8.125%, 03/01/19	560,000	584,500

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

CONSUMER DISCRETIONARY — continued
Jo-Ann Stores 8.125%, 03/15/19 (A)	$595,000	$618,800
Lamar Media 7.875%, 04/15/18	165,000	173,044
Lear 7.875%, 03/15/18	266,000	277,970
Lennar 6.500%, 04/15/16	275,000	299,063
5.600%, 05/31/15	105,000	110,250
LIN Television 8.375%, 04/15/18	350,000	368,375
Mediacom 9.125%, 08/15/19	400,000	431,000
Meritor 10.625%, 03/15/18	285,000	303,169
MGM Resorts International 7.625%, 01/15/17	500,000	567,500
7.500%, 06/01/16	501,000	559,868
6.625%, 07/15/15	130,000	138,775
Michaels Stores 7.750%, 11/01/18	240,000	256,200
NES Rentals Holdings 7.875%, 05/01/18 (A)	350,000	367,500
New Academy Finance 8.000%, 06/15/18 (A)	305,000	311,100
Petco Animal Supplies 9.250%, 12/01/18 (A)	300,000	321,750
Pinnacle Entertainment 8.750%, 05/15/20	300,000	328,500
Regal Entertainment 9.125%, 08/15/18	145,000	156,600
Sabre 8.500%, 05/15/19 (A)	305,000	336,263
Sabre Holdings 8.350%, 03/15/16	310,000	345,650
Scientific Games International 9.250%, 06/15/19	505,000	536,563
Serta Simmons Holdings 8.125%, 10/01/20 (A)	360,000	389,700
Sinclair Television Group 8.375%, 10/15/18	170,000	183,600
Toys R Us Property II 8.500%, 12/01/17	600,000	609,000
Univision Communications 7.875%, 11/01/20 (A)	400,000	440,000
WMG Acquisition 11.500%, 10/01/18	580,000	659,750

		20,059,162

CONSUMER STAPLES — 3.0%
Burger King 9.875%, 10/15/18	400,000	440,000

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SHORT DURATION HIGH YIELD FUND
JANUARY 31, 2014 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

CONSUMER STAPLES — continued
Cott Beverages 8.375%, 11/15/17	$7,000	$7,289
Dave & Buster’s 11.000%, 06/01/18	360,000	387,900
Del Monte 7.625%, 02/15/19	495,000	514,181
DineEquity 9.500%, 10/30/18	250,000	273,437
Landry’s 9.375%, 05/01/20 (A)	300,000	326,250
Michael Foods Group 9.750%, 07/15/18	350,000	376,687
NPC International 10.500%, 01/15/20	155,000	178,250
Rite Aid 9.250%, 03/15/20	540,000	616,275
Smithfield Foods 7.750%, 07/01/17	150,000	173,438
SUPERVALU 8.000%, 05/01/16	601,000	662,603

		3,956,310

ENERGY — 11.8%
Alta Mesa Holdings 9.625%, 10/15/18	595,000	638,137
Antero Resources 7.250%, 08/01/19	81,000	86,872
Basic Energy Services 7.750%, 02/15/19	254,000	266,700
BreitBurn Energy Partners 8.625%, 10/15/20	418,000	450,395
Calumet Specialty Products Partners 9.625%, 08/01/20	130,000	147,550
9.375%, 05/01/19	585,000	647,888
Carrizo Oil & Gas 8.625%, 10/15/18	400,000	432,000
Chaparral Energy 9.875%, 10/01/20	430,000	483,750
Chesapeake Energy 9.500%, 02/15/15	630,000	678,825
6.500%, 08/15/17	180,000	202,050
3.250%, 03/15/16	417,000	420,649
Cloud Peak Energy 8.500%, 12/15/19	250,000	270,000
8.250%, 12/15/17	205,000	213,969
Comstock Resources 9.500%, 06/15/20	325,000	367,250
CONSOL Energy 8.250%, 04/01/20	115,000	124,631
8.000%, 04/01/17	390,000	408,525
Crosstex Energy 8.875%, 02/15/18	379,000	397,950
Energy XXI 9.250%, 12/15/17	255,000	280,500

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

ENERGY — continued
Energy XXI Gulf Coast 7.750%, 06/15/19	$410,000	$441,775
EP Energy 9.375%, 05/01/20	470,000	540,500
Exterran Holdings 7.250%, 12/01/18	380,000	401,375
Forest Oil 7.250%, 06/15/19	224,000	215,040
Hilcorp Energy I 8.000%, 02/15/20 (A)	365,000	394,200
Kodiak Oil & Gas 8.125%, 12/01/19	454,000	502,805
Laredo Petroleum 9.500%, 02/15/19	300,000	334,125
Linn Energy 8.625%, 04/15/20	485,000	523,800
Nuverra Environmental Solutions 9.875%, 04/15/18	350,000	323,750
Peabody Energy 7.375%, 11/01/16	435,000	489,375
Pioneer Energy Services 9.875%, 03/15/18	599,000	634,191
Sabine Oil & Gas 9.750%, 02/15/17	295,000	306,800
Samson Investment 10.500%, 02/15/20 (A)	435,000	478,500
SandRidge Energy 8.750%, 01/15/20	602,000	650,160
Swift Energy 8.875%, 01/15/20	375,000	399,375
7.125%, 06/01/17	375,000	382,500
Talos Production 9.750%, 02/15/18	270,000	277,425
W&T Offshore 8.500%, 06/15/19	295,000	315,650

		14,128,987

FINANCIAL SERVICES — 9.9%
Air Lease 4.500%, 01/15/16	400,000	421,000
Aircastle 9.750%, 08/01/18	285,000	308,868
6.750%, 04/15/17	440,000	492,250
Ally Financial 8.300%, 02/12/15	380,000	404,225
3.500%, 07/18/16	415,000	426,412
2.750%, 01/30/17	250,000	250,938
CIT Group 4.750%, 02/15/15 (A)	430,000	442,900
Credit Acceptance 9.125%, 02/01/17	635,000	665,924
E*TRADE Financial 6.750%, 06/01/16	585,000	636,188

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SHORT DURATION HIGH YIELD FUND
JANUARY 31, 2014 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

FINANCIAL SERVICES — continued
Ford Motor Credit 5.625%, 09/15/15	$100,000	$107,239
General Motors Financial 4.750%, 08/15/17	350,000	370,563
2.750%, 05/15/16 (A)	235,000	237,350
Icahn Enterprises 4.875%, 03/15/19 (A)	260,000	259,025
3.500%, 03/15/17 (A)	505,000	505,631
International Lease Finance 8.625%, 09/15/15	499,000	551,395
5.750%, 05/15/16	635,000	680,244
5.650%, 06/01/14	135,000	136,856
Kennedy-Wilson 8.750%, 04/01/19	375,000	407,813
MPH Intermediate Holding 2 8.375%, 08/01/18 (A)	420,000	432,600
Nationstar Mortgage 9.625%, 05/01/19	490,000	550,025
Nuveen Investments 5.500%, 09/15/15	933,000	946,995
Realogy Group 3.375%, 05/01/16 (A)	732,000	737,490
Regions Financial 7.750%, 11/10/14	24,000	25,310
SLM MTN 6.250%, 01/25/16	660,000	709,500
6.000%, 01/25/17	165,000	178,827
Springleaf Finance MTN 5.750%, 09/15/16	405,000	429,300
5.400%, 12/01/15	545,000	572,250

		11,887,118

HEALTH CARE — 8.6%
Alere 7.250%, 07/01/18	430,000	470,850
Centene 5.750%, 06/01/17	405,000	431,325
CHS 8.000%, 11/15/19	725,000	795,687
Convatec Healthcare 10.500%, 12/15/18 (A)	110,000	122,375
DaVita HealthCare Partners 6.375%, 11/01/18	290,000	304,500
DJO Finance 8.750%, 03/15/18	515,000	567,787
Endo Health Solutions 7.000%, 07/15/19	365,000	388,725
Envision Healthcare 8.125%, 06/01/19	305,000	327,875
Fresenius Medical Care US Finance 6.500%, 09/15/18 (A)	225,000	253,406
Fresenius US Finance II 9.000%, 07/15/15 (A)	500,000	551,250

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

HEALTH CARE — continued
HCA 6.500%, 02/15/16	$505,000	$549,187
6.375%, 01/15/15	180,000	187,425
HealthSouth 8.125%, 02/15/20	385,000	419,650
7.250%, 10/01/18	158,000	167,875
IASIS Healthcare 8.375%, 05/15/19	365,000	389,637
Immucor 11.125%, 08/15/19	325,000	365,219
IMS Health 12.500%, 03/01/18 (A)	340,000	396,100
Kindred Healthcare 8.250%, 06/01/19	630,000	675,675
MedAssets 8.000%, 11/15/18	205,000	220,888
NBTY 9.000%, 10/01/18	275,000	297,000
Omnicare 7.750%, 06/01/20	360,000	395,100
Physio-Control International 9.875%, 01/15/19 (A)	362,000	405,893
Prospect Medical Holdings 8.375%, 05/01/19 (A)	280,000	305,200
Tenet Healthcare 9.250%, 02/01/15	450,000	483,750
8.000%, 08/01/20	375,000	409,688
Valeant Pharmaceuticals 6.750%, 10/01/17 (A)	450,000	478,688

		10,360,755

MATERIALS & PROCESSING — 14.6%
Ainsworth Lumber 7.500%, 12/15/17 (A)	539,000	576,730
Amsted Industries 8.125%, 03/15/18 (A)	200,000	209,500
ArcelorMittal 9.500%, 02/15/15	250,000	268,750
5.000%, 02/25/17	390,000	409,500
4.250%, 08/05/15	425,000	437,750
Ardagh Packaging Finance 9.125%, 10/15/20 (A)	350,000	380,625
7.375%, 10/15/17 (A)	300,000	320,625
Ashland 3.000%, 03/15/16	565,000	575,594
Atkore International 9.875%, 01/01/18	575,000	619,562
Berry Plastics 9.750%, 01/15/21	435,000	500,250
BOE Merger 9.500%, 11/01/17 (A)	265,000	279,575
BWAY Holding 10.000%, 06/15/18	250,000	270,000

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SHORT DURATION HIGH YIELD FUND
JANUARY 31, 2014 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

MATERIALS & PROCESSING — continued
Cascades 7.750%, 12/15/17	$750,000	$780,937
Cemex 9.000%, 01/11/18 (A)	305,000	329,400
5.247%, 09/30/15 (A) (B)	525,000	539,438
FMG Resources August 2006 7.000%, 11/01/15 (A)	653,000	679,316
6.375%, 02/01/16 (A)	300,000	310,950
Graphic Packaging International 7.875%, 10/01/18	185,000	198,875
Griffon 7.125%, 04/01/18	130,000	137,475
Hanson Ltd. 6.125%, 08/15/16	100,000	109,500
Hexion US Finance 8.875%, 02/01/18	615,000	639,600
Ineos Finance 8.375%, 02/15/19 (A)	570,000	628,425
7.500%, 05/01/20 (A)	225,000	245,812
Interface 7.625%, 12/01/18	360,000	386,100
Kaiser Aluminum 8.250%, 06/01/20	385,000	433,125
Koppers 7.875%, 12/01/19	175,000	189,000
Lafarge 6.500%, 07/15/16	265,000	291,500
Nortek 10.000%, 12/01/18	200,000	220,500
Novelis 8.750%, 12/15/20	320,000	355,200
8.375%, 12/15/17	530,000	565,775
OMNOVA Solutions 7.875%, 11/01/18	450,000	483,750
Owens-Brockway Glass Container 7.375%, 05/15/16	275,000	307,313
Packaging Dynamics 8.750%, 02/01/16 (A)	425,000	436,156
Polymer Group 7.750%, 02/01/19	461,000	488,660
PolyOne 7.375%, 09/15/20	290,000	319,000
Polypore International 7.500%, 11/15/17	316,000	334,170
Reynolds Group Issuer 9.000%, 04/15/19	475,000	506,469
7.875%, 08/15/19	460,000	506,000
Sappi Papier Holding GmbH 8.375%, 06/15/19 (A)	720,000	795,600
7.750%, 07/15/17 (A)	75,000	83,063
Sealed Air 8.125%, 09/15/19 (A)	295,000	328,925
Tekni-Plex 9.750%, 06/01/19 (A)	229,000	262,205

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

MATERIALS & PROCESSING — continued
Tembec Industries 11.250%, 12/15/18	$390,000	$428,025
Texas Industries 9.250%, 08/15/20	250,000	290,000

		17,458,725

PRODUCER DURABLES — 10.5%
Allison Transmission 7.125%, 05/15/19 (A)	265,000	286,200
Alphabet Holding 7.750%, 11/01/17 (A)	195,000	200,558
AM Castle 12.750%, 12/15/16	330,000	369,600
American Axle & Manufacturing 5.125%, 02/15/19	340,000	349,350
Aviation Capital Group 3.875%, 09/27/16 (A)	400,000	412,851
Chassix 9.250%, 08/01/18 (A)	440,000	469,700
Chrysler Group 8.000%, 06/15/19	500,000	544,375
CNH Capital 6.250%, 11/01/16	90,000	98,888
3.875%, 11/01/15	250,000	256,875
3.250%, 02/01/17	455,000	461,256
Coleman Cable 9.000%, 02/15/18	290,000	304,500
Continental Airlines 2009-1 Pass Through Trust 9.000%, 07/08/16	252,642	288,960
Cooper-Standard Automotive 8.500%, 05/01/18	215,000	226,556
Cooper-Standard Holding 7.375%, 04/01/18 (A)	175,000	178,719
Covanta Holding 7.250%, 12/01/20	360,000	391,500
Darling International 8.500%, 12/15/18	210,000	233,100
Dynacast International 9.250%, 07/15/19	345,000	380,794
Global Brass & Copper 9.500%, 06/01/19	130,000	149,175
HD Supply 8.125%, 04/15/19	350,000	389,156
Huntington Ingalls Industries 6.875%, 03/15/18	190,000	204,487
Interline Brands 7.500%, 11/15/18	495,000	524,081
Kratos Defense 10.000%, 06/01/17	700,000	750,750
Manitowoc 9.500%, 02/15/18	200,000	210,000
Spirit Aerosystems 6.750%, 12/15/20	175,000	188,563

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SHORT DURATION HIGH YIELD FUND
JANUARY 31, 2014 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

PRODUCER DURABLES — continued
Standard Pacific 10.750%, 09/15/16	$345,000	$418,312
Taylor Morrison Communities 7.750%, 04/15/20 (A)	390,000	427,050
Tenneco 7.750%, 08/15/18	335,000	358,450
Tomkins 9.000%, 10/01/18	287,000	311,036
TransDigm 7.750%, 12/15/18	616,000	659,120
United Airlines 6.750%, 09/15/15 (A)	860,000	883,650
United Rentals North America 9.250%, 12/15/19	150,000	165,000
8.375%, 09/15/20	550,000	610,500
US Airways 2012-1 Class C Pass-Through Trust 9.125%, 10/01/15	168,392	179,338
USG 8.375%, 10/15/18 (A)	190,000	205,200
6.300%, 11/15/16	425,000	455,812

		12,543,462

REAL ESTATE INVESTMENT TRUST — 1.3%
Crown Castle International 7.125%, 11/01/19	300,000	321,000
Felcor Lodging 10.000%, 10/01/14	623,000	655,708
iStar Financial 5.875%, 03/15/16	200,000	214,000
3.875%, 07/01/16	400,000	410,000

		1,600,708

TECHNOLOGY — 5.9%
Advanced Micro Devices 8.125%, 12/15/17	425,000	444,656
Amkor Technologies 7.375%, 05/01/18	515,000	535,600
CDW 12.535%, 10/12/17	27,000	28,283
Dell 3.100%, 04/01/16	320,000	322,400
Emdeon 11.000%, 12/31/19	615,000	708,019
Epicor Software 8.625%, 05/01/19	320,000	347,200
First Data 7.375%, 06/15/19 (A)	520,000	555,100
Freescale Semiconductor 8.050%, 02/01/20	415,000	451,312
GXS Worldwide 9.750%, 06/15/15	520,000	534,352
iGATE 9.000%, 05/01/16	675,000	713,813

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

TECHNOLOGY — continued
Infor US 11.500%, 07/15/18	$446,880	$516,146
Interactive Data 10.250%, 08/01/18	130,000	141,456
NXP BV 3.500%, 09/15/16 (A)	245,000	249,288
SunGard Data Systems 7.375%, 11/15/18	525,000	556,500
Viasystems 7.875%, 05/01/19 (A)	300,000	321,000
Zayo Group 8.125%, 01/01/20	600,000	663,000

		7,088,125

UTILITIES — 8.8%
AES 9.750%, 04/15/16	175,000	205,625
8.000%, 10/15/17	470,000	547,550
7.750%, 10/15/15	263,000	287,985
Calpine 7.875%, 07/31/20 (A)	368,000	402,960
Cincinnati Bell 8.750%, 03/15/18	520,000	544,700
CommScope 8.250%, 01/15/19 (A)	312,000	338,910
CPI International 8.000%, 02/15/18	325,000	341,250
eAccess 8.250%, 04/01/18 (A)	275,000	298,375
Frontier Communications 8.250%, 04/15/17	375,000	433,594
GenOn Energy 9.875%, 10/15/20	220,000	232,100
7.875%, 06/15/17	245,000	256,025
Inmarsat Finance 7.375%, 12/01/17 (A)	375,000	388,125
Intelsat Jackson Holdings 7.250%, 04/01/19	675,000	725,625
Level 3 Communications 11.875%, 02/01/19	190,000	218,500
Level 3 Financing 9.375%, 04/01/19	130,000	144,950
3.895%, 01/15/18 (A) (B)	195,000	197,925
MetroPCS Wireless 7.875%, 09/01/18	400,000	427,000
NRG Energy 7.875%, 05/15/21	460,000	502,550
PAETEC Holding 9.875%, 12/01/18	255,000	281,775
Sprint Communications 9.125%, 03/01/17	545,000	640,375
6.000%, 12/01/16	760,000	822,700
Telecom Italia Capital 5.250%, 10/01/15	350,000	367,937

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SHORT DURATION HIGH YIELD FUND
JANUARY 31, 2014 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

UTILITIES — continued
Telesat Canada 6.000%, 05/15/17 (A)	$490,000	$508,375
Virgin Media Finance 8.375%, 10/15/19	392,000	423,850
West 8.625%, 10/01/18	350,000	377,563
Windstream 8.125%, 09/01/18	315,000	336,262
7.875%, 11/01/17 (A)	270,000	308,475

		10,561,061

Total Corporate Obligations (Cost $109,474,412)		109,644,413

Total Investments — 91.4% (Cost $109,474,412) †		$109,644,413

Percentages are based upon Net Assets of $119,983,518.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.

(B)	Floating rate security – Rate disclosed is the rate in effect on January 31, 2014.

Ltd. – Limited

MTN – Medium Term Note

†	At January 31, 2014, the tax basis cost of the Fund’s investments was $109,474,412, and the unrealized appreciation and depreciation were $742,817 and $(572,816), respectively.

As of January 31, 2014, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principals (U.S. GAAP).

For the period ended January 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended January 31, 2014, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual financial statements.

WHG-QH-012-0500

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD EMERGING MARKETS FUND
JANUARY 31, 2014 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 88.0%
	Shares	Value

ARGENTINA — 1.7%
Tenaris ADR	16,096	$715,950

BRAZIL — 10.5%
Banco Bradesco	50,575	548,241
Cia Energetica de Minas Gerais	79,829	460,797
Cielo	22,220	591,490
Gerdau	88,684	630,241
Lojas Americanas	102,042	621,576
Lojas Renner	22,660	520,478
Petroleo Brasileiro*	95,676	582,798
Vale ADR, Cl B	43,870	596,632

		4,552,253

CANADA — 1.6%
Eldorado Gold	49,068	311,920
Yamana Gold	40,138	375,883

		687,803

CHILE — 1.3%
Enersis	2,158,534	570,394

CHINA — 5.4%
China BlueChemical	1,165,774	636,177
Golden Eagle Retail Group	397,517	542,824
PetroChina, Cl H	530,869	511,762
Tingyi Cayman Islands Holding	251,995	651,973

		2,342,736

EGYPT — 1.9%
Commercial International Bank Egypt	167,080	820,519

HONG KONG — 15.1%
ASM Pacific Technology	67,157	628,888
BOC Hong Kong Holdings	173,465	527,204
China Overseas Land & Investment	224,816	603,484
CNOOC	356,638	553,971
First Pacific	677,955	668,062
Huabao International Holdings	1,203,846	609,570
Lenovo Group	526,643	679,209
Samsonite International	220,868	605,597
VTech Holdings	56,733	684,906
Wharf Holdings	65,160	443,572
Zoomlion Heavy Industry Science and Technology	623,384	507,071

		6,511,534

INDONESIA — 5.7%
Bank Mandiri Persero	801,287	568,359
Media Nusantara Citra	3,041,454	558,355

COMMON STOCK — continued
	Shares	Value

INDONESIA — continued
Telekomunikasi Indonesia Persero	3,658,973	$678,505
United Tractors	416,513	656,234

		2,461,453

JERSEY — 1.3%
Randgold Resources	8,188	564,388

MALAYSIA — 2.2%
British American Tobacco Malaysia	27,495	499,854
CIMB Group Holdings	229,000	473,725

		973,579

MEXICO — 3.6%
Fomento Economico Mexicano ADR	7,674	692,502
Kimberly-Clark de Mexico, Cl A	131,866	338,687
Wal-Mart de Mexico	215,732	516,021

		1,547,210

PERU — 1.7%
Credicorp	5,734	756,429

POLAND — 1.5%
Powszechna Kasa Oszczednosci Bank Polski	49,511	640,878

SINGAPORE — 0.8%
Keppel Land	134,327	331,761

SOUTH AFRICA — 5.9%
AVI	89,421	413,245
Foschini Group	41,948	349,960
Group	32,578	579,024
Impala Platinum Holdings	55,518	576,789
Massmart Holdings	21,249	231,107
Woolworths Holdings	74,682	406,629

		2,556,754

SOUTH KOREA — 5.9%
BS Financial Group	40,026	588,622
Hankook Tire	10,849	621,047
Korea Kolmar	19,194	506,387
Samsung Electronics	707	837,235

		2,553,291

TAIWAN — 6.5%
Giant Manufacturing	84,113	531,148
Largan Precision	12,385	475,539
Taiwan Semiconductor
Manufacturing	231,857	798,389
Tripod Technology	340,896	618,465

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD EMERGING MARKETS FUND
JANUARY 31, 2014 (Unaudited)

COMMON STOCK — continued
	Shares	Value

TAIWAN — continued
TSRC	265,487	$376,498

		2,800,039

THAILAND — 7.5%
Kasikornbank	122,574	631,250
PTT Exploration & Production	133,582	619,147
Siam Cement	54,759	668,398
Thai Oil	321,282	513,409
Thai Union Frozen Products PLC*	379,525	801,935

		3,234,139

TURKEY — 6.3%
Emlak Konut Gayrimenkul Yatirim
Ortakligi	302,488	287,689
Enka Insaat ve Sanayi	216,709	617,361
Ford Otomotiv Sanayi	46,089	402,662
Koza Altin Isletmeleri	39,784	338,778
TAV Havalimanlari Holding	25,123	188,372
Tupras Turkiye Petrol Rafinerileri	30,963	510,206
Turkiye Garanti Bankasi	147,512	388,911

		2,733,979

UNITED KINGDOM — 1.6%
Bank of Georgia Holdings	2,385	84,295
SABMiller	13,200	594,565

		678,860

Total Common Stock (Cost $45,326,373)		38,033,949

EQUITY LINKED NOTES — 11.0%
INDIA — 11.0%
JPMorgan (convertible to Bharat Forge) 05/16/17*	166,407	916,903
JPMorgan (convertible to Bharat Heavy Electricals) 02/16/17*	257,466	705,457
JPMorgan (convertible to Bharti Airtel) 02/07/17*	132,814	664,070
JPMorgan (convertible to Oil & Natural Gas Corporation) 02/08/17*	125,651	552,864
JPMorgan (convertible to Reliance Industries) 02/07/17*	49,041	647,341
JPMorgan (convertible to Tata Consultancy) 02/07/17*	23,624	845,031
JPMorgan (convertible to Titan Industries) 08/14/17*	126,398	444,921

Total Equity Linked Notes (Cost $4,491,321)		4,776,587

SHORT-TERM INVESTMENT — 0.7%
	Shares	Value

SEI Daily Income Trust, Government Money Market Fund, Cl A, 0.020% (A) (Cost $306,701)	306,701	$306,701

Total Investments — 99.7% (Cost $50,124,395) †		$43,117,237

Percentages are based upon Net Assets of $43,246,681.

*	Non-income producing security.

(A)	The rate reported is the 7-day effective yield as of January 31, 2014.

ADR – American Depository Receipt

Cl – Class

PLC – Public Limited Company

†	At January 31, 2014, the tax basis cost of the Fund’s investments was $50,124,395, and the unrealized appreciation and depreciation were $1,766,346 and $(8,773,504), respectively.

Investments in Securities	Level 1	Level 2		Level 3	Total

Common Stock
Argentina	$715,950	$—		$—	$715,950
Brazil	4,552,253	—		—	4,552,253
Canada	687,803	—		—	687,803
Chile	570,394	—		—	570,394
China	—	2,342,736	†	—	2,342,736
Egypt	—	820,519	†	—	820,519
Hong Kong	—	6,511,534	†	—	6,511,534
Indonesia	—	2,461,453	†	—	2,461,453
Jersey	564,388	—		—	564,388
Malaysia	—	973,579	†	—	973,579
Mexico	1,547,210	—		—	1,547,210
Peru	756,429	—		—	756,429
Poland	640,878	—		—	640,878
Singapore	—	331,761	†	—	331,761
South Africa	2,556,754	—		—	2,556,754
South Korea	—	2,553,291	†	—	2,553,291
Taiwan	—	2,800,039	†	—	2,800,039
Thailand	3,234,139	—		—	3,234,139
Turkey	2,733,979	—		—	2,733,979
United Kingdom	678,860	—		—	678,860

Total Common Stock	19,239,037	18,794,912		—	38,033,949

Equity Linked Notes	—	4,776,587		—	4,776,587
Short-Term Investment	306,701	—		—	306,701

Total Investments in Securities	$19,545,738	$23,571,499		$—	$43,117,237

†	Represents securities trading primarily outside of the United States, the values of which were adjusted as a result of closed exchanges.

Amounts designated as “—” are $0.

For the period ended January 31, 2014, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for the changes in the classification occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is primarily trading. Transfers, between levels are considered to have occurred as of the end of the period. For the period ended January 31, 2014, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-013-0300

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD GLOBAL EQUITY FUND
JANUARY 31, 2014 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.6%
	Shares	Value

ARGENTINA — 1.5%
Tenaris	9,062	$203,130

AUSTRALIA — 1.6%
Rio Tinto	3,573	205,251

AUSTRIA — 3.3%
Vienna Insurance Group	3,381	160,511
Voestalpine	5,990	268,579

		429,090

BELGIUM — 1.8%
Anheuser-Busch InBev	2,426	232,473

BRAZIL — 0.7%
Petroleo Brasileiro ADR*	3,227	36,175
Vale ADR, Cl B	4,411	59,989

		96,164

CANADA — 0.5%
Agrium	719	62,691

FRANCE — 5.9%
BNP Paribas	4,411	341,779
Schneider Electric	3,684	297,572
Total	2,439	139,277

		778,628

GERMANY — 4.6%
Hannover Rueckversicherung	2,499	198,518
Henkel & KGaA	3,001	292,065
SAP	1,438	109,889

		600,472

HONG KONG — 4.5%
CNOOC	112,848	175,288
Lenovo Group	123,521	159,305
Wharf Holdings	28,978	197,266
Zoomlion Heavy Industry Science and Technology	68,167	55,448

		587,307

JAPAN — 9.5%
Astellas Pharma	3,726	233,326
Canon	3,645	107,241
Japan Tobacco	7,047	220,508
Keyence	647	269,198
Nippon Telegraph & Telephone	4,197	228,438
Nuflare Technology	1,205	127,376
Ship Healthcare Holdings	1,750	67,486

		1,253,573

COMMON STOCK — continued
	Shares	Value

JERSEY — 0.9%
Randgold Resources ADR	1,687	$116,234

NETHERLANDS — 1.5%
ING Groep*	10,133	134,478
Unilever	1,695	63,335

		197,813

SINGAPORE — 1.0%
Keppel	12,785	104,116
Keppel REIT	1,025	901
Singapore Press Holdings	10,152	31,764

		136,781

SOUTH KOREA — 3.1%
BS Financial Group	13,177	193,781
Samsung Electronics	176	208,421

		402,202

SPAIN — 1.2%
Banco Popular Espanol	23,514	161,929

SWITZERLAND — 3.7%
Roche Holding	1,549	425,926
UBS	3,305	65,579

		491,505

THAILAND — 2.8%
BEC World	51,332	72,698
PTT Exploration & Production	24,046	111,452
Thai Union Frozen Products PLC	86,754	183,311

		367,461

TURKEY — 0.6%
Tupras Turkiye Petrol Rafinerileri	5,167	85,141

UNITED KINGDOM — 9.0%
British American Tobacco	2,084	99,899
GlaxoSmithKline	5,950	152,978
Informa	21,680	184,257
Lloyds Banking Group*	177,749	243,404
Persimmon*	7,032	151,781
Petrofac	6,563	124,612
SABMiller	3,047	137,246
Sage Group	13,890	93,230

		1,187,407

UNITED STATES — 38.9%
ACE	2,274	213,324
AGCO	3,925	209,320
AT&T	5,145	171,431
Bristol-Myers Squibb	1,432	71,557
Cameron International*	3,147	188,726
Capital One Financial	2,812	198,555

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD GLOBAL EQUITY FUND
JANUARY 31, 2014 (Unaudited)

COMMON STOCK — continued
	Shares/Number of Rights	Value

UNITED STATES — continued
Caterpillar	1,888	$177,302
Dun & Bradstreet	2,915	320,650
Exxon Mobil	1,308	120,545
Freeport-McMoRan Copper & Gold	2,896	93,859
Generac Holdings*	3,301	158,877
Honeywell International	4,098	373,861
International Business Machines	811	143,288
JPMorgan Chase	7,554	418,190
Kraft Foods Group	3,905	204,427
MetLife	5,070	248,683
Mondelez International, Cl A	4,101	134,308
Moody’s	4,880	363,950
Omnicom Group	3,939	285,893
Philip Morris International	1,294	101,113
Raytheon	2,800	266,196
Stanley Black & Decker	2,256	174,615
T. Rowe Price Group	2,101	164,802
Williams	7,628	308,858

		5,112,330

Total Common Stock (Cost $11,589,427)		12,707,582

EXCHANGE TRADED FUND — 0.5%
UNITED STATES — 0.5%
iShares MSCI Italy Capped Fund (Cost $55,112)	4,207	65,377

RIGHTS — 0.0%
Banco Popular Espanol, Convertible to 0.04 EUR* (Cost $—)	23,514	1,300

SHORT-TERM INVESTMENT — 1.4%
SEI Daily Income Trust, Government Money Market Fund, Cl A, 0.020% (A) (Cost $182,166)	182,166	182,166

Total Investments — 98.5% (Cost $11,826,705) †		$12,956,425

Percentages are based upon Net Assets of $13,155,120.

*	Non-income producing security.

(A)	The rate reported is the 7-day effective yield as of January 31, 2014.

ADR – American Depository Receipt

Cl – Class

EUR – Class

MSCI – Morgan Stanley Capital International

PLC – Public Limited Company

REIT – Real Estate Investment Trust
†	At January 31, 2014, the tax basis cost of the Fund’s investments was $11,826,705, and the unrealized appreciation and depreciation were $1,673,020 and $(543,300), respectively.

Investments in Securities	Level 1	Level 2†	Level 3	Total

Common Stock
Argentina	$203,130	$—	$—	$203,130
Australia	205,251	—	—	205,251
Austria	429,090	—	—	429,090
Belgium	232,473	—	—	232,473
Brazil	96,164	—	—	96,164
Canada	62,691	—	—	62,691
France	778,628	—	—	778,628
Germany	600,472	—	—	600,472
Hong Kong	—	587,307	—	587,307
Japan	1,253,573	—	—	1,253,573
Jersey	116,234	—	—	116,234
Netherlands	197,813	—	—	197,813
Singapore	—	136,781	—	136,781
South Korea	—	402,202	—	402,202
Spain	161,929	—	—	161,929
Switzerland	491,505	—	—	491,505
Thailand	367,461	—	—	367,461
Turkey	85,141	—	—	85,141
United Kingdom	1,187,407	—	—	1,187,407
United States	5,112,330	—	—	5,112,330

Total Common Stock	11,581,292	1,126,290	—	12,707,582

Exchange Traded Fund	65,377	—	—	65,377
Rights	1,300	—	—	1,300
Short-Term Investment	182,166	—	—	182,166

Total Investments in Securities	$11,830,135	$1,126,290	$—	$12,956,425

†	Represents securities trading primarily outside of the United States, the values of which were adjusted as a result of closed exchanges.

Amounts designated as “—” are $0.

For the period ended January 31, 2014, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for the changes in the classification occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is primarily trading. Transfers, between levels are considered to have occurred as of the end of the period. For the period ended January 31, 2014, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most financial statements.

WHG-QH-015-0300

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD GLOBAL DIVIDEND FUND
JANUARY 31, 2014 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.8%
	Shares	Value

ARGENTINA — 1.7%
Tenaris	4,957	$111,114

AUSTRALIA — 1.1%
Rio Tinto	1,292	74,219

AUSTRIA — 3.5%
Vienna Insurance Group	1,632	77,478
Voestalpine	3,347	150,072

		227,550

BELGIUM — 2.7%
Anheuser-Busch InBev	1,420	136,072
Umicore	912	39,029

		175,101

BRAZIL — 1.1%
Petroleo Brasileiro ADR*	2,805	31,444
Vale ADR, Cl B	2,841	38,638

		70,082

CANADA — 1.2%
Intact Financial	1,293	78,712

FRANCE — 7.3%
AXA	1,544	40,607
BNP Paribas	1,293	100,186
Schneider Electric	1,420	114,699
Total	1,674	95,593
Unibail-Rodamco REIT	508	122,435

		473,520

GERMANY — 4.3%
Hannover Rueckversicherung	2,225	176,751
SAP	536	40,960
Wincor Nixdorf	854	60,746

		278,457

HONG KONG — 4.9%
ASM Pacific Technology	8,582	80,366
CNOOC	34,431	53,482
Lenovo Group	65,578	84,576
VTech Holdings	5,753	69,453
Zoomlion Heavy Industry Science and Technology	35,923	29,220

		317,097

JAPAN — 6.5%
Astellas Pharma	1,568	98,190
Canon	1,798	52,900
Japan Tobacco	2,890	90,431
Nippon Telegraph & Telephone	1,462	79,575
Nuflare Technology	625	66,066

COMMON STOCK — continued
	Shares	Value

JAPAN — continued
Ship Healthcare Holdings	903	$34,823

		421,985

MALAYSIA — 0.4%
CIMB Group Holdings	12,151	25,136

NETHERLANDS — 5.0%
Akzo Nobel	1,155	83,200
ING Groep*	6,674	88,573
Koninklijke Philips Electronics	1,547	53,914
Unilever	874	32,658
Wereldhave REIT	900	68,460

		326,805

NEW ZEALAND — 1.5%
Sky Network Television	21,206	99,110

SINGAPORE — 1.9%
Keppel	11,244	91,567
Keppel REIT	810	711
Singapore Press Holdings	11,203	35,053

		127,331

SOUTH KOREA — 1.5%
Samsung Electronics GDR	229	98,126

SWITZERLAND — 2.6%
Roche Holding	508	139,684
UBS	1,675	33,236

		172,920

TAIWAN — 0.4%
TSRC	16,738	23,737

THAILAND — 3.3%
BEC World	52,215	73,949
Thai Oil	22,340	35,699
Thai Union Frozen Products PLC	49,675	104,963

		214,611

TURKEY — 0.7%
Tupras Turkiye Petrol Rafinerileri	2,795	46,056

UNITED KINGDOM — 9.4%
British American Tobacco	1,296	62,125
Close Brothers Group	3,122	68,054
GlaxoSmithKline	2,373	61,011
Informa	11,304	96,072
Petrofac	3,721	70,651
Sage Group	8,384	56,274
Segro REIT	9,999	55,410
Standard Chartered	2,668	54,386

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD GLOBAL DIVIDEND FUND
JANUARY 31, 2014 (Unaudited)

COMMON STOCK — continued
	Shares	Value

UNITED KINGDOM — continued
Vodafone Group	24,300	$90,499

		614,482

UNITED STATES — 37.8%
ACE	2,183	204,787
AT&T	3,092	103,025
Bristol-Myers Squibb	2,409	120,378
Capital One Financial	1,491	105,279
Dun & Bradstreet	996	109,560
Freeport-McMoRan Copper & Gold	2,668	86,470
Honeywell International	2,711	247,325
International Business Machines	403	71,202
JPMorgan Chase	4,110	227,530
Kinder Morgan Energy
Partners LP (A)	1,886	149,899
Kraft Foods Group	1,950	102,082
MetLife	2,986	146,463
Mondelez International, Cl A	2,986	97,792
National Retail Properties REIT	3,961	131,505
Philip Morris International	834	65,169
Raytheon	1,632	155,154
Stanley Black & Decker	1,102	85,295
T. Rowe Price Group	1,102	86,441
Williams	4,046	163,823

		2,459,179

Total Common Stock (Cost $6,057,469)		6,435,330

SHORT-TERM INVESTMENT — 1.8%
SEI Daily Income Trust, Government Money Market Fund, Cl A, 0.020% (B) (Cost $115,803)	115,803	115,803

Total Investments — 100.6% (Cost $6,173,272) †		$6,551,133

Percentages are based upon Net Assets of $6,513,537.

(A)	Securities considered Master Limited Partnership. At January 31, 2014, these securities amounted to $149,899 or 2.30% of Net Assets.

(B)	The rate reported is the 7-day effective yield as of January 31, 2014.

*	Non-income producing security.

ADR – American Depository Receipt

Cl – Class

GDR – Global Depository Receipt

LP – Limited Partnership

PLC – Public Limited Company

REIT – Real Estate Investment Trust
†	At January 31, 2014, the tax basis cost of the Fund’s investments was $6,173,272, and the unrealized appreciation and depreciation were $648,081 and $(270,220), respectively.

Investments in Securities	Level 1	Level 2†	Level 3	Total

Common Stock
Argentina	$111,114	$—	$—	$111,114
Australia	74,219	—	—	74,219
Austria	227,550	—	—	227,550
Belgium	175,101	—	—	175,101
Brazil	70,082	—	—	70,082
Canada	78,712	—	—	78,712
France	473,520	—	—	473,520
Germany	278,457	—	—	278,457
Hong Kong	—	317,097	—	317,097
Japan	421,985	—	—	421,985
Malaysia	—	25,136	—	25,136
Netherlands	326,805	—	—	326,805
New Zealand	99,110	—	—	99,110
Singapore	—	127,331	—	127,331
South Korea	98,126	—	—	98,126
Switzerland	172,920	—	—	172,920
Taiwan	—	23,737	—	23,737
Thailand	214,611	—	—	214,611
Turkey	46,056	—	—	46,056
United Kingdom	614,482	—	—	614,482
United States	2,459,179	—	—	2,459,179

Total Common Stock	5,942,029	493,301	—	6,435,330

Short-Term Investment	115,803	—	—	115,803

Total Investments in Securities	$6,057,832	$493,301	$—	$6,551,133

†	Represents securities trading primarily outside of the United States, the values of which were adjusted as a result of closed exchanges.

Amounts designated as “—” are $0.

For the period ended January 31, 2014, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for the changes in the classification occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is primarily trading. Transfers, between levels are considered to have occurred as of the end of the period. For the period ended January 31, 2014, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-014-0300

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2014

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: March 31, 2014